Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
24.	Subsequent events
The Group has evaluated subsequent events through August 30, 2023 which is the date of the Consolidated Financial Statements were authorized for issuance, and identified the following events, all of which are non-adjusting
as defined in IAS 10:
St. John Mexico operations transition plan
On May 11, 2023, a St. John Mexico operations transition plan was approved by the Board of Directors of St. John Knits lnternational, Incorporated, a Delaware corporation (“SJKI”) and St. John Knits, Inc. a wholly-owned subsidiary of SJKI (“SJK” and together with SJKI, the “Corporations”). The Board deems it in the best interest of the Corporations and of their subsidiary, St. John de Mexico S.A “SJMexico”) to proceed with
the transition plan

recommended by St. John Management to the Board which concerns a wind-down of the operations of the manufacturing facility property owned by SJMexico. On around July 3, 2023, SJK management informed SJMexico and its employees that the
Mexico factory would cease production. The layoff is in progress in order, and the production cessation is expected to be completed by early September 2023. The SJK management is assessing and exploring the opportunities for the sale or lease of the factory. After the production cessation, the manufacturing which used to be in the scope of SJMexico is planned to be outsourced to third parties. The factory will maintain a minimum headcount for security and accounting/annual audit purposes etc till the end of the year
.
Shareholder Loan
On August 29, 2023, Fosun International Limited committed to offer Lanvin Group Holdings Limited and its subsidiaries their continuing support as a key stakeholder by, subject to terms and conditions to be mutually agreed, providing equity/debt capital of up to USD20 million by way of immediately available cash by October 31, 2023.

3
6
. Subsequent events
The Group has evaluated subsequent events through April
20
, 2023 which is the date the Consolidated Financial Statements were authorized for issuance, and identified the following events, all of which are non-adjusting
as defined in IAS 10:
On March 30, 2023, Jeanne Lanvin S.A. (“JLSA”) as the borrower, LGHL as the Guarantor, and Meritz as the Lender entered into a Facility Agreement and JLSA submitted a utilization request to Meritz, which provide for, among other things, the following transactions:

•	JLSA as the borrower borrows a facility in the amount of JPY3,714,401,030 (“Facility”) from Meritz to buy back the Lanvin trademarks owned by Itochu Corporation (“Itochu”);

•
In the Facility, JPY3,357,520,000 was transferred directly from Meritz to Itochu as the purchase price on March
 30,
2023 and received by Itochu on March
 31,
2023. JPY92,860,026 was deducted from the proceeds of the
u
tili
z
ation of the Facility as the upfront fee which was a sum equal to 2.5 percent of the Facility; JPY84,502,623 was deducted as the interest payable in respect of the first
i
nterest
p
eriod for the Facility, and JPY179,518,381 was credited to JLSA.

•
The interest rate on the loan for each interest period relating thereto is

9.10
percent per annum. The interest period for the Facility shall be three months and not extended beyond the termination date which is 3 years after the initial utilization date, i.e. March 30, 2023. The first interest period for the Facility shall start on the initial utilization date or in the case where the loan has already been made, each subsequent interest period shall start on the last day of the preceding interest period relating to that loan.

•	LGHL as the Guarantor irrevocably and unconditionally provides a guarantee for JLSA in favor of the Lender.